Statutory Prospectus Supplement dated September 18, 2020
The purpose of this supplement is to provide you with changes to the current Statutory Prospectus for the Fund listed below:

Invesco High Yield Bond Factor Fund
This supplement amends the Statutory Prospectus of the above referenced fund (the “Fund”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Statutory Prospectus and retain it for future reference.
The following paragraph replaces in its entirety the sixth paragraph found under the heading “Fund Summary - Principal Investment Strategies of the Fund”:
Additionally, the Fund may invest up to 20% of its net assets in U.S. Treasury and agency securities. The Fund may also invest up to 10% of its net assets in certain collateralized debt obligations (CDOs), including collateralized mortgage obligations (CMOs) and collateralized loan obligations (CLOs), of any rating, and loan obligations, including bank loans. The Fund may also, subject to the requirements regarding below-investment grade allocations described above, invest in foreign debt securities, including securities issued by foreign governments or companies in developing and emerging markets, i.e., those that are generally in the early stages of their industrial cycles, but may only invest up to 10% of its net assets in securities denominated in non-U.S. dollar currencies. The portfolio managers may use derivatives to seek to hedge any foreign currency exposure.
The following paragraph replaces in its entirety the paragraph under the heading “Investment Objective(s), Strategies, Risks and Portfolio Holdings – Objective(s), Principal Investment Strategies and Risks – Investing in Foreign Securities”:
The Fund may, subject to the requirements regarding below-investment grade allocations described above, invest in foreign debt securities, including securities issued by foreign governments or companies in developing and emerging markets. Foreign debt securities include obligations of issuers that are organized under the laws of a foreign country or that have a substantial portion of their operations or assets in a foreign country or countries, or that derive a substantial portion of their revenue or profits from businesses, investments or sales outside of the United States and debt securities issued by foreign governments and issuers, as well as “supra-national” entities, such as the World Bank. The Fund’s foreign debt investments may be denominated in U.S. dollars or in foreign currencies, but the Fund may only invest up to 10% of its net assets in securities denominated in non-U.S. dollar currencies. The portfolio managers may use derivatives to seek to hedge any foreign currency exposure.
O-GLHY-STATPRO-SUP-1

Statutory Prospectus Supplement dated September 18, 2020
The purpose of this supplement is to provide you with changes to the current Statutory Prospectus for the Fund listed below:

Invesco Intermediate Bond Factor Fund
This supplement amends the Statutory Prospectus of the above referenced fund (the “Fund”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Statutory Prospectus and retain it for future reference.
The following paragraph replaces in its entirety the eighth paragraph found under the heading “Fund Summary - Principal Investment Strategies of the Fund”:
The Fund may invest in foreign debt securities, including securities issued by foreign governments or companies in developing and emerging markets, i.e., those that are generally in the early stages of their industrial cycles, but may only invest up to 25% of its net assets in securities denominated in non-U.S. dollar currencies of which no more than 10% may remain unhedged. The portfolio managers may use derivatives to seek to hedge any foreign currency exposure.
The following paragraph replaces in its entirety the paragraph under the heading “Investment Objective(s), Strategies, Risks and Portfolio Holdings – Objective(s), Principal Investment Strategies and Risks – Investing in Foreign Securities”:
The Fund may invest in foreign debt securities, including securities issued by foreign governments or companies in developing and emerging markets. Foreign debt securities include obligations of issuers that are organized under the laws of a foreign country or that have a substantial portion of their operations or assets in a foreign country or countries, or that derive a substantial portion of their revenue or profits from businesses, investments or sales outside of the United States and debt securities issued by foreign governments and issuers , as well as “supra-national” entities, such as the World Bank. The Fund’s foreign debt investments may be denominated in U.S. dollars or in foreign currencies, but the Fund may only invest up to 25% of its net assets in securities denominated in non-U.S. dollar currencies of which no more than 10% may remain unhedged. The portfolio managers may use derivatives to seek to hedge any foreign currency exposure.
O-INTI-STATPRO-SUP-1
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